Other operating income	12 Months Ended
Dec. 31, 2025
Other operating income.
Other operating income

Note 32.Other operating income

Other operating income related to:

	12 months ended December 31,
USD’000	2025	2024	2023
Other operating income from related parties	158	181	119
Other operating income - other	66	3	48
Total other operating income	224	184	167

In the years 2025 and 2024, other operating income from related parties was made up of the amounts invoiced by WISeKey to the OISTE Foundation for the use of its premises and equipment (see Note 40).